UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  October 31, 2008

Date of reporting period:  October 31, 2008

Item 1. Reports to Stockholders.

______________________________________________________

HUBER CAPITAL EQUITY INCOME FUND
HUBER CAPITAL SMALL CAP VALUE FUND
Institutional Shares

______________________________________________________

ANNUAL REPORT
October 31, 2008

December, 2008

Dear Shareholder:

2008 will likely go down as one of the worst years for U.S. investors in history.  There have been few places to hide with both large and small cap indexes performing poorly.  The markets have incorporated a downward revaluation of assets generally as well as assumptions for lower than previously expected corporate earnings.  Market volatility measures have continued to increase and are at all time highs reflecting uncertainty about the direction of the US and global economies, the poor state of financial companies and deleveraging throughout our financial system and economy.  During the period, both the Equity Income Fund and Small Cap Value Fund underperformed their relative benchmarks.

Equity Income Fund Review
For the fiscal year ending October 31, 2008 the Equity Income Fund’s return was -52.82%, underperforming the broader equity markets as measured by the Russell 1000® Value Index and the S&P 500® Index, which generated total returns of -36.80% and -36.10%, respectively.  The sectors that detracted from performance were Financial Services, Consumer Discretionary, and Materials and Processing while the sectors that contributed most positively to the fund’s performance were Technology and Producer Durables.  Our portfolio was negatively impacted by the deterioration in the housing market directly through our exposure to homebuilding companies as well as indirectly through finance companies such as Freddie Mac, Fannie Mae, AIG, and XL Capital whose balance sheets became impaired by the deterioration in home values and widening credit spreads.  In the consumer discretionary category, yellow pages publisher Idearc was hurt by a faster than expected decline in advertising revenues.  Stocks that contributed strongly to performance were Visa Inc., a credit card transaction processer, Flowserve Corporation, a developer and manufacturer of flow control equipment, and Electronic Data Systems, a global technology services company.

Small Cap Value Fund Review
For the fiscal year ending October 31, 2008 the Small Cap Value Fund’s return was -43.22%, underperforming the benchmark Russell 2000 Value Index, which generated a total return of -30.54%.  Sectors within our portfolio that underperformed were Consumer Discretionary, Financial Services, Other Energy, Materials and Processing and Technology while outperforming sectors were Consumer Staples and Healthcare.  A significant factor in the period, similar to the Equity Income Fund, was our exposure to the weakening real estate markets and widening credit spreads.  Finance companies, such as Conseco, Capital Lease Funding, and MI Developments have been negatively impacted by widening credit spreads that have caused investors to place a lower valuation on their business models.  We also had exposure to a wide array of consumer companies that have been hurt by the weakening state of the consumer as a result of deteriorating home values and rising unemployment levels.  As with the Equity Income Fund, our position in Idearc was a negative factor in our performance.  In the period, performance benefited from Overhill Farms, a frozen food product provider, that saw earnings double in 2008 versus 2007.  Also, imaging company Ikon Office Products accepted a takeover offer at a significant premium to its market price.  Finally, our exposure to the Healthcare sector boosted results.

Outlook
At this stage last year, the equity markets had just begun to experience increased market volatility and the credit crunch was just beginning to have an impact on the economy.  The economy has evolved into a full blown recession, and the key question is how bad it will get.  The recent data on this score is not positive.  The economy was already slowing prior to the recent credit market seizure and subsequent equity market collapse.  While the credit markets have begun to thaw, with labor spreads returning to more reasonable levels, significant damage has already been done.  And recent economic reports and commentary from Corporate America indicate that the economy materially deteriorated in October/November.

Companies are reporting that demand began to trail off in September and fell off a cliff in October.  The companies that have provided the most recent business updates have generally provided the most negative outlooks.  The speed with which consumers and businesses have been cutting back is staggering.  Consumer spending virtually stopped in October despite much lower oil prices, which have more than halved in the last year.  Businesses have been reacting by materially reducing their expenditures in all areas.  Beyond these issues, credit availability has remained extremely tight with most banks continuing to tighten lending standards.  For those companies fortunate enough to have access to credit, they are paying rates dramatically higher than in the recent past.

The key question is the depth and length of this recession.  On the negative side, our financial sector is under more pressure than at any time since the 1930s.  Also, with home values lower, equity markets depressed, and job losses mounting, it is hard to make a positive case for consumer spending in the near term.  On the other hand, the response, in terms of both monetary and fiscal stimulus, has been massive and more action is expected.  The Fed continues to aggressively pursue mechanisms to enhance liquidity through interest rate reductions, purchases of commercial paper and other measures.  On the fiscal side, Congress has already committed $1 trillion to shoring up the economy and banks and a second fiscal stimulus is likely early in the tenure of new president-elect Obama.  Finally, we should not underestimate our economy’s ability to self correct.

The recent dramatic pullback in the equity markets has created potential opportunities to buy strong franchises at valuations not seen in decades.  We continue our approach of seeking out companies on a stock by stock basis, looking for those companies that are trading below intrinsic value on a normalized basis, based on a discounted valuation of future cash flows over the long-term.  Our further focus today, given the current environment, is narrowing our scope to those companies with balance sheets and business models capable of surviving a stressed environment.

Thank you for your support and for entrusting us with your investment dollars.  We will work hard to earn that trust and look forward to meeting your investment needs for years to come.

Sincerely,

The Huber Capital Management Team

Past performance is not a guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible.  The funds may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investments in smaller companies involve additional risks such as limited liquidity and greater volatility.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please see the Schedule of Investments in this report for complete fund holdings.

The information provided herein represents the opinion of Huber Capital Management and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The S&P 500® Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index, an unmanaged index, is comprised of the 2,000 smallest companies in the Russell 3000® Index.  The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The indexes do not reflect the payment of transaction costs, fees and expenses associated with an investment in the Fund.  The Fund’s value disciplines may prevent or restrict investment in major stocks in the benchmark indices.  It is not possible to invest directly in an index. The Fund’s returns may not correlate with the returns of their benchmark indexes.

Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

12/08

Huber Funds

HUBER CAPITAL EQUITY INCOME FUND Comparison of the change in value of a $10,000 investment in the Huber Capital Equity Income Fund vs the Russell 1000 Value Index and the S&P 500 Index

Average Annual Total Return:
		Since Inception
	1 Year	(6/29/07)
Huber Capital Equity Income Fund	-52.82%	-35.70%
Russell 1000® Value Index	-36.80%	-29.12%
S&P 500® Index	-36.10%	-26.47%

Total Annual Fund Operating Expenses:  33.57%
Net Annual Fund Operating Expenses:  1.51%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  The advisor has contractually agreed to waive fees indefinitely.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

Huber Funds

HUBER CAPITAL SMALL CAP VALUE FUND Comparison of the change in value of a $10,000 investment in the Huber Capital Small Cap Value Fund vs the Russell 2000 Index and the Russell 2000 Value Index

Average Annual Total Return:
		Since Inception
	1 Year	(6/29/07)
Huber Capital Small Cap Value Fund	-43.22%	-39.52%
Russell 2000® Index	-34.16%	-26.97%
Russell 2000® Value Index	-30.54%	-26.81%

Total Annual Fund Operating Expenses:  36.71%
Net Annual Fund Operating Expenses:  2.01%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  The advisor has contractually agreed to waive fees indefinitely.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

Huber Funds

EXPENSE EXAMPLE – October 31, 2008 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/1/08 – 10/31/08).

Actual Expenses
The first set of lines of the table below provide information about actual account values and actual expenses, with actual net expenses being limited to 1.49% for the Huber Capital Equity Income Fund and 1.99% for the Huber Capital Small Cap Value Fund per the advisory agreement.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second set of lines of the table below provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Huber Funds

EXPENSE EXAMPLE – October 31, 2008 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	5/01/08	10/31/08	5/01/08 – 10/31/08*
Actual
Equity Income Fund	$1,000.00	$563.20	$5.85
Small Cap Value Fund	$1,000.00	$660.50	$8.31
Hypothetical (5% return
before expenses)
Equity Income Fund	$1,000.00	$1,017.65	$7.56
Small Cap Value Fund	$1,000.00	$1,015.13	$10.08

*
Expenses are equal to an annualized expense ratio of 1.49% for the Huber Capital Equity Income Fund and 1.99% for the Huber Capital Small Cap Value Fund, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/366 days (to reflect the one-half year period).

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – October 31, 2008 (Unaudited)

HUBER CAPITAL EQUITY INCOME FUND

HUBER CAPITAL SMALL CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at October 31, 2008
Shares	COMMON STOCKS - 93.12%	Value
	Aerospace & Defense - 3.08%
670	KBR, Inc.	$9,943
500	Northrop Grumman Corp.	23,445
		33,388
	Air Freight & Logistics - 2.83%
470	FedEx Corp.	30,724
	Beverages - 1.22%
300	The Coca-Cola Co.	13,218
	Chemicals - 4.97%
410	Agrium Inc. (b)	15,572
600	BASF SE - ADR	20,170
450	Eastman Chemical Co.	18,175
		53,917
	Commercial Banks - 4.23%
1,900	Bank of America Corp.	45,923
	Construction & Engineering - 1.10%
300	Fluor Corp.	11,979
	Diversified Financial Services - 6.69%
3,200	Citigroup Inc.	43,680
700	JPMorgan Chase & Co.	28,875
		72,555
	Electric Utilities - 3.14%
420	Exelon Corp.	22,781
240	FPL Group, Inc.	11,337
		34,118
	Electronic Equipment,
	Instruments & Components - 1.24%
690	Tyco Electronics Ltd.	13,414
	Food Products - 2.25%
600	ConAgra Foods, Inc.	10,452
1,600	Tyson Foods, Inc. - Class A	13,984
		24,436
	Health Care Providers & Services - 2.70%
6,700	Tenet Healthcare Corp. (a)	29,346
	Home Improvement Stores - 2.83%
1,300	Home Depot, Inc.	30,667

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at October 31, 2008, Continued
Shares		Value
	Insurance - 9.90%
2,960	American International Group, Inc.	$5,654
12,000	Conseco, Inc. (a)	22,320
2,800	Genworth Financial Inc. - Class A	13,552
6,800	XL Capital Ltd. - Class A	65,960
		107,486
	Internet & Catalog Retail - 2.11%
1,500	eBay Inc. (a)	22,905
	Land Subdividers & Developers,
	Except Cemeteries - 3.65%
3,500	MI Developments, Inc. - Class A	39,690
	Machinery - 2.10%
400	Flowserve Corp.	22,768
	Media - 2.08%
4,350	Interpublic Group of Companies, Inc.	22,576
	Metals & Mining - 1.80%
1,700	Alcoa Inc.	19,567
	Oil & Gas - 3.86%
750	Royal Dutch Shell PLC - ADR	41,857
	Pharmaceuticals - 7.55%
2,330	Pfizer, Inc.	41,264
1,000	Schering-Plough Corp.	14,490
1,000	Watson Pharmaceuticals, Inc. (a)	26,170
		81,924
	Residential Construction - 2.97%
800	Centex Corp.	9,800
3,800	Lennar Corp. - Class B	22,420
		32,220
	Software - 18.82%
5,600	CA Inc.	99,680
2,960	Microsoft Corp.	66,097
2,100	Oracle Corp. (a)	38,409
		204,186

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at October 31, 2008, Continued
Shares		Value
	Tobacco - 2.00%
500	Philip Morris International, Inc.	$21,735
	TOTAL COMMON STOCKS
	(Cost $1,710,511)	1,010,599

	SHORT-TERM INVESTMENTS - 5.79%
31,408	SEI Daily Income Treasury Fund	31,408
31,408	SEI Daily Income Trust Government Fund	31,408
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $62,816)	62,816

	TOTAL INVESTMENTS IN SECURITIES
	(Cost $1,773,327) - 98.91%	1,073,415
	Other Assets in Excess of Liabilities - 1.09%	11,797
	NET ASSETS - 100.00%	$1,085,212

ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2008
Shares	COMMON STOCKS - 96.95%	Value
	Auto Components - 3.03%
6,730	Miller Industries, Inc. (a)	$41,053
	Building Products - 3.32%
5,334	Griffon Corp. (a)	45,019
	Chemicals - 2.05%
400	CF Industries Holdings, Inc.	25,676
100	Intrepid Potash, Inc. (a)	2,174
		27,850
	Computers & Peripherals - 1.28%
3,150	STEC Inc. (a)	17,325
	Consumer Finance - 3.70%
3,430	Nelnet, Inc. - Class A	50,181
	Containers & Packaging - 2.28%
5,880	UFP Technologies, Inc. (a)	30,929
	Electric Utilities - 1.66%
1,100	Portland General Electric Company	22,572
	Energy Equipment & Services - 1.03%
5,450	Global Industries, Ltd. (a)	13,898
	Food Products - 8.00%
1,000	Imperial Sugar Company	11,840
21,696	Overhill Farms, Inc. (a)	96,547
		108,387
	Health Care Providers & Services - 3.51%
10,870	Tenet Healthcare Corp. (a)	47,611
	Hotels, Restaurants & Leisure - 7.09%
10,090	Boston Pizza Royalties Income Fund (b)	74,505
1,690	Famous Dave's of America, Inc. (a)	7,081
2,000	Interval Leisure Group, Inc. (a)	14,520
		96,106
	Insurance - 8.25%
16,500	Conseco, Inc. (a)	30,690
13,090	CRM Holdings, Ltd. (a)	20,944
6,200	XL Capital Ltd - Class A	60,140
		111,774

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2008, Continued
Shares		Value
	Internet Software & Services - 4.45%
3,010	Bidz.com, Inc. (a)	$20,318
25,513	LiveDeal, Inc. (a) (c)	40,055
		60,373
	IT Services - 7.98%
7,920	BearingPoint, Inc. (a)	1,662
21,419	infoGROUP, Inc.	95,529
7,240	Unisys Corp. (a)	11,005
		108,196
	Land Subdividers & Developers,
	Except Cemeteries - 4.62%
5,520	MI Developments, Inc. - Class A	62,597
	Machinery - 4.28%
4,000	Armtec Infrastructure Trust Unit (b)	56,583
172	Colfax Corp. (a)	1,465
		58,048
	Media - 0.55%
7,800	Idearc Inc.	2,964
16,800	Westwood One, Inc. (a)	4,536
		7,500
	Metals & Mining - 1.04%
1,160	A. M. Castle & Co.	14,117
	Paper & Forest Products - 3.19%
9,024	Kapstone Paper and Packaging Corp. (a)	43,225
	Personal Products - 4.82%
5,500	Argan, Inc. (a)	65,285
	Pharmaceuticals - 3.28%
1,700	Watson Pharmaceuticals, Inc. (a)	44,489
	Real Estate - 8.27%
16,620	CapLease, Inc.	112,185
	Residential Construction - 2.05%
4,700	Lennar Corp. - Class B	27,730
	Specialty Retail - 3.04%
2,820	Rent-A-Center, Inc. (a)	41,172

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2008, Continued
Shares		Value
	Textiles, Apparel & Luxury Goods - 4.18%
15,970	Crown Crafts, Inc. (a) (c)	$43,438
2,720	Hampshire Group, Ltd. (a) (c)	13,192
		56,630
	TOTAL COMMON STOCKS
	(Cost $2,192,704)	1,314,252

	SHORT-TERM INVESTMENTS - 2.38%
16,123	SEI Daily Income Treasury Fund	16,123
16,123	SEI Daily Income Trust Government Fund	16,123
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $32,246)	32,246

	TOTAL INVESTMENTS IN SECURITIES
	(Cost $2,224,950) - 99.33%	1,346,498
	Other Assets in Excess of Liabilities - 0.67%	9,062
	NET ASSETS - 100.00%	$1,355,560

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Security is considered illiquid. As of October 31, 2008, the value of these investments were $96,685 or 7.13% of net assets. See Note 2 (I) in Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2008

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
ASSETS
Investments in securities, at value (identified
cost $1,773,327 and $2,224,950, respectively)	$1,073,415	$1,346,498
Receivables for:
Investments sold	30,325	18,614
Dividends and interest	937	1,847
Due from Adviser (Note 3)	24,717	22,839
Prepaid expenses	7,674	8,044
Total assets	1,137,068	1,397,842
LIABILITIES
Payables for:
Securities purchased	15,990	5,997
Audit fees	18,190	18,190
Fund accounting fees	4,145	4,313
Transfer agent fees and expenses	4,274	3,937
Administration fees	2,176	2,176
Custody fees	1,006	1,484
Chief Compliance Officer fee	1,083	1,001
Shareholder servicing fees	502	642
Distribution fees	1,196	1,559
Legal fees	2,099	2,175
Accrued other expenses	1,195	808
Total liabilities	51,856	42,282
NET ASSETS	$1,085,212	$1,355,560
CALCULATION OF NET ASSET
VALUE PER SHARE
Net assets applicable to shares outstanding	$1,085,212	$1,355,560
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	204,656	273,086
Net asset value, offering and
redemption price per share	$5.30	$4.96
COMPONENTS OF NET ASSETS
Paid-in capital	$2,232,627	$2,370,074
Undistributed net investment income	12,415	—
Accumulated net realized loss on investments	(459,918)	(136,028)
Net unrealized depreciation on investments and
foreign currency related transactions	(699,912)	(878,486)
Net assets	$1,085,212	$1,355,560

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Year Ended October 31, 2008

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
INVESTMENT INCOME
Income
Dividends (net of withholding taxes
of $658 and $2,710, respectively)	$38,414	$26,212
Interest	1,185	859
Total income	39,599	27,071
Expenses
Administration fees (Note 3)	30,001	30,001
Fund accounting fees (Note 3)	25,604	26,150
Transfer agent fees and expenses (Note 3)	24,525	23,542
Registration fees	20,808	20,773
Audit fees	18,087	18,143
Advisory fees (Note 3)	16,658	23,021
Legal fees	13,133	12,477
Custody fees (Note 3)	7,003	8,066
Trustee fees	6,448	6,450
Shareholder servicing fees (Note 4)	4,164	3,837
Distribution fees (Note 5)	4,164	3,837
Chief Compliance Officer fee (Note 3)	4,062	3,757
Insurance expense	2,081	1,712
Reports to shareholders	1,260	644
Miscellaneous	777	668
Total expenses	178,775	183,078
Less: advisory fee waiver
and reimbursement (Note 3)	(153,955)	(152,529)
Net expenses	24,820	30,549
Net investment income	14,779	(3,478)

REALIZED AND UNREALIZED
LOSS ON INVESTMENTS
Net realized loss on investments	(459,936)	(135,761)
Net change in unrealized depreciation
on investments and foreign currency
related transactions	(675,900)	(792,160)
Net realized and unrealized
loss on investments and foreign
currency related transactions	(1,135,836)	(927,921)
Net Decrease in Net Assets
Resulting from Operations	$(1,121,057)	$(931,399)

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

		June 29, 2007*
	Year Ended	through
	October 31, 2008	October 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$14,779	$663
Net realized gain (loss) on investments	(459,936)	60,679
Net change in unrealized depreciation on
investments and foreign currency
related transactions	(675,900)	(24,012)
Net increase (decrease) in net assets
resulting from operations	(1,121,057)	37,330

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(3,009)	—
From net realized gain on investments	(60,679)	—
Total distributions to shareholders	(63,688)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	626,127	1,606,500
Total increase (decrease) in net assets	(558,618)	1,643,830

NET ASSETS
Beginning of period	1,643,830	—
End of period	$1,085,212	$1,643,830
Accumulated net investment income	$12,415	$663

(a)  A summary of share transactions is as follows:

			June 29, 2007*
	Year Ended		through
	October 31, 2008		October 31, 2007
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	88,729	$808,463	140,126	$1,606,500
Shares issued
on reinvestments
of distributions	6,401	63,688	—	—
Shares redeemed	(30,600)	(246,024)	—	—
Net increase	64,530	$626,127	140,126	$1,606,500

*  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

		June 29, 2007*
	Year Ended	through
	October 31, 2008	October 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$(3,478)	$(1,857)
Net realized gain (loss) on investments	(135,761)	31,995
Net change in unrealized depreciation on
investments and foreign currency
related transactions	(792,160)	(86,326)
Net decrease in net assets
resulting from operations	(931,399)	(56,188)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital	(1,609)	—
From net realized gain on investments	(30,260)	—
Total distributions to shareholders	(31,869)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	1,033,516	1,341,500
Total increase in net assets	70,248	1,285,312

NET ASSETS
Beginning of period	1,285,312	—
End of period	$1,355,560	$1,285,312
Accumulated net investment income	$—	$—

(a)  A summary of share transactions is as follows:

			June 29, 2007*
	Year Ended		through
	October 31, 2008		October 31, 2007
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	132,602	$1,050,960	143,186	$1,341,500
Shares issued
on reinvestments
of distributions	3,998	31,868	—	—
Shares redeemed	(6,700)	(49,312)	—	—
Net increase	129,900	$1,033,516	143,186	$1,341,500

*  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

		June 29, 2007*
	Year Ended	through
	October 31, 2008	October 31, 2007
Net asset value, beginning of period	$11.73	$10.00
Income from investment operations:
Net investment income	0.08	0.00	+
Net realized and unrealized gain (loss)
on investments and foreign currency
related transactions	(6.07)	1.73
Total from investment operations	(5.99)	1.73
Less distributions:
From net investment income	(0.02)	—
From net realized gain on investments	(0.42)	—
Total distributions	(0.44)	—
Net asset value, end of period	$5.30	$11.73
Total return	(52.82%)	17.30	%‡
Ratios/supplemental data:
Net assets, end of period (thousands)	$1,085	$1,644
Ratio of expenses to average net assets:
Before expense reimbursement	10.73%	33.55	%†
After expense reimbursement	1.49%	1.49	%†
Ratio of net investment
income (loss) to average net assets:
Before expense reimbursement	(8.35%)	(31.70	%)†
After expense reimbursement	0.89%	0.36	%†
Portfolio turnover rate	98.32%	34.75	%‡

*	Commencement of operations.
+	Less than $0.005.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

		June 29, 2007*
	Year Ended	through
	October 31, 2008	October 31, 2007
Net asset value, beginning of period	$8.98	$10.00
Income from investment operations:
Net investment loss	(0.01)	(0.01)
Net realized and unrealized loss
on investments and foreign currency
related transactions	(3.79)	(1.01)
Total from investment operations	(3.80)	(1.02)
Less distributions:
From return of capital	(0.01)	—
From net realized gain on investments	(0.21)	—
Total distributions	(0.22)	—
Net asset value, end of period	$4.96	$8.98
Total return	(43.22%)	(10.20	%)‡
Ratios/supplemental data:
Net assets, end of period (thousands)	$1,356	$1,285
Ratio of expenses to average net assets:
Before expense reimbursement	11.93%	36.69	%†
After expense reimbursement	1.99%	1.99	%†
Ratio of net investment loss to average net assets:
Before expense reimbursement	(10.17%)	(35.64	%)†
After expense reimbursement	(0.23%)	(0.94	%)†
Portfolio turnover rate	54.32%	78.59	%‡

*	Commencement of operations.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2008

NOTE 1 – ORGANIZATION

The Huber Capital Equity Income Fund and the Huber Capital Small Cap Value Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the Huber Capital Equity Income Fund (the “Equity Income Fund”) is current income and capital appreciation.  The investment objective of the Huber Capital Small Cap Value Fund (the “Small Cap Value Fund”) is capital appreciation.  The Funds commenced operations on June 29, 2007.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation:  The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume, and news events. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  Short-term investments are valued at amortized cost, which approximates market value. Investments in other mutual funds are valued at their net asset value per share.

B.	Federal Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2008, Continued

investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for Federal income taxes has been recorded.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Effective October 31, 2007, the Funds adopted FIN 48.  Management of the Funds reviewed the tax positions in the open tax years 2007 and 2008 and determined that the implementation of FIN 48 had no impact on either Fund’s net assets or results of operations.

C.
Expenses:  Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

D.
Securities Transactions, Dividends and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The Funds distribute substantially all net investment income, if any, annually and net realized gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations which may differ from accounting principles generally accepted in the United States of America. To the extent these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2008, Continued

operation during the reporting period. Actual results could differ from those estimates.

F.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

For the year ended October 31, 2008, the Funds made the following permanent tax adjustments on the statements of assets and liabilities:

	Undistributed	Accumulated Net
	Net Investment	Realized
	Income/(Loss)	Gain/(Loss)	Paid-in Capital
Equity Income Fund	$(18)	$18	$—
Small Cap Value Fund	$5,087	$(145)	$(4,942)

The difference between book and tax relates primarily to reclassification of net operating losses and foreign currency losses.

G.
Redemption Fees: The Funds charge a 1.00% redemption fee to shareholders who redeem shares held for 60 days or less. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

H.
REITs: The Small Cap Value Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

I.
Illiquid or Restricted Securities:  A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.  At October 31, 2008, the Small Cap Value Fund had investments in illiquid securities with a total value of $96,685 or 7.13% of net assets.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2008, Continued

Information concerning these illiquid securities is as follows:

		Dates		Cost
Small Cap Value Fund	Shares	Acquired		Basis
Crown Crafts, Inc.	15,970	6/07 –	9/08	$ 60,762
Hampshire Group, Ltd.	2,720	6/07 –	10/07	42,532
LiveDeal, Inc.	25,513	6/07 –	7/08	116,259

J.
New Accounting Pronouncements:  In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Funds believe the adoption of SFAS 157 will have no material impact on their financial statements.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

NOTE 3 –	INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Huber Capital Management, LLC (the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly.  The Equity Income Fund pays fees calculated at an annual rate of 1.00% based upon the Fund’s average daily net assets.  The Small Cap Value Fund pays fees calculated at an annual rate of 1.50% based upon the Fund’s average daily net assets.  For the year ended October 31, 2008, the Equity Income Fund and the Small Cap Value Fund incurred $16,658 and $23,021, respectively, in investment advisory fees.

The Funds are responsible for their own operating expenses.  The Adviser has agreed to reduce fees payable to it by the Funds and to pay Fund operating

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2008, Continued

expenses to the extent necessary to limit the aggregate annual operating expenses to 1.49% and 1.99% of average daily net assets of the Equity Income Fund and the Small Cap Value Fund, respectively.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the year ended October 31, 2008, the Adviser reduced its fees and absorbed Fund expenses in the amount of $153,955 for the Equity Income Fund and $152,529 for the Small Cap Value Fund.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2010	2011	Total
Equity Income Fund	$59,225	$153,955	$213,180
Small Cap Value Fund	$58,143	$152,529	$210,672

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an administration agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.  For the year ended October 31, 2008, the Funds incurred the following expenses for administration, fund accounting, transfer agency and custody:

	Equity Income Fund	Small Cap Value Fund
Administration	$30,001	$30,001
Fund accounting	25,604	26,150
Transfer agency	18,230	18,185
Custody	7,003	8,066

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2008, Continued

Certain officers of the Trust are employees of the Administrator.

For the year ended October 31, 2008, the Equity Income Fund and the Small Cap Value Fund were allocated $4,062 and $3,757, respectively, of the Chief Compliance Officer fee.

NOTE 4 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Funds may pay servicing fees at an annual rate of 0.25% of the average daily net assets of each Fund.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the year ended October 31, 2008, the Equity Income Fund and the Small Cap Value Fund incurred shareholder servicing fees of $4,164 and $3,837 under the Agreement, respectively.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay Quasar Distributors, LLC (the “Distributor”) for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent reimbursement for specific expenses incurred in connection with the promotion and distribution of shares.  For the year ended October 31, 2008, the Equity Income Fund and the Small Cap Value Fund paid the Distributor $4,164 and $3,837, respectively.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the year ended October 31, 2008, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2008, Continued

	Equity Income Fund	Small Cap Value Fund
Purchases	$2,144,019	$1,793,930
Sales	1,579,289	804,072

NOTE 7 –	INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatment of wash sale losses deferred.

The tax character of distributions paid during the year ended October 31, 2008 and the period ended October 31, 2007 was as follows:

	Equity Income Fund
	October 31, 2008	October 31, 2007
Ordinary income	$63,688	$—

	Small Cap Value Fund
	October 31, 2008	October 31, 2007
Return of capital	$1,609	$—
Ordinary income	30,260	—

Ordinary income distributions may include dividends paid from short-term capital gains.

As of October 31, 2008, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Equity	Small Cap
	Income Fund	Value Fund
Cost of investments for tax purposes (a)	$1,933,370	$2,252,351
Gross tax unrealized appreciation	$17,097	$41,004
Gross tax unrealized depreciation	(877,052)	(946,857)
Net tax unrealized depreciation	(859,955)	(905,853)
Net unrealized depreciation foreign currency	—	(34)
Undistributed ordinary income	12,415	—
Undistributed long-term capital gain	—	—
Total distributable earnings	12,415	—
Other accumulated gains/(losses)	(299,875)	(108,627)
Total accumulated earnings	$(1,147,415)	$(1,014,514)

(a)	The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sales.

The Equity Income Fund and the Small Cap Value Fund had tax capital losses which may be carried over to offset future gains.  The Equity Income Fund and the Small Cap Value Fund had losses of $299,875 and $108,627, respectively, which expire in 2016.

Huber Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Advisors Series Trust and Shareholders of:
Huber Capital Equity Income Fund
Huber Capital Small Cap Value Fund

We have audited the accompanying statements of assets and liabilities of Huber Capital Equity Income Fund and Huber Capital Small Cap Value Fund, each a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of October 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and the period June 29, 2007 (commencement of operations) to October 31, 2007.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Huber Capital Equity Income Fund and Huber Capital Small Cap Value Fund as of October 31, 2008, the results of their operations for the year then ended, the changes in their net assets and their financial highlights for the year then ended and for the period June 29, 2007 through October 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 29, 2008

Huber Funds

NOTICE TO SHAREHOLDERS at October 31, 2008 (Unaudited)

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code section 871(k)(2)(c) for the Equity Income Fund and the Small Cap Value Fund was 95.28% and 94.95%, respectively.

For the year ended October 31, 2008, certain dividends paid by the Equity Income Fund and the Small Cap Value Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income was 7.49% and 2.17% for the Equity Income Fund and the Small Cap Value Fund, respectively.

For corporate shareholders in the Equity Income Fund and the Small Cap Value Fund, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended October 31, 2008 was 6.80% and 0.80%, respectively.

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-888-482-3726 (888-HUBERCM) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the Period Ended June 30, 2008

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30, 2008 is available without charge, upon request, by calling 1-888-482-3726 (888-HUBERCM).  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information included in the Funds’ Form N-Q is also available by calling 1-888-482-3726 (888-HUBERCM).

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

Independent Trustees(1)
Number of
		Term of		Portfolios
		Office		in Fund
		and	Principal	Complex
	Position	Length	Occupation	Overseen	Other
Name, Address	with the	of Time	During Past	by	Directorships
and Age	Trust	Served	Five Years	Trustees(2)	Held
Walter E. Auch	Trustee	Indefinite	Management	2	Director, Sound
(age 87, dob 4/12/1921)		term	Consultant;		Surgical
615 E. Michigan Street		since	formerly		Technologies,
Milwaukee, WI 53202		February	Chairman, CEO		LLC; Trustee,
		1997.	of Chicago		Consulting
			Board Options		Group Capital
			Exchange		Markets Funds
			(CBOE) and		(Smith Barney)
			President of		(11 portfolios);
			Paine Webber.		Trustee, The
UBS Funds (57
portfolios).
James Clayburn LaForce	Trustee	Indefinite	Dean Emeritus,	2	Trustee, The
(age 79, dob 12/28/1928)		term	John E.		Payden Funds
615 E. Michigan Street		since	Anderson		(21 portfolios);
Milwaukee, WI 53202		May	Graduate		Trustee, The
		2002.	School of		Metzler/Payden
			Management,		Investment
			University of		Group (6
			California,		portfolios);
			Los Angeles.		Trustee, Arena
Pharma-
ceuticals.
Donald E. O’Connor	Trustee	Indefinite	Retired; former	2	Trustee, The
(age 72, dob 6/18/1936)		term	Financial		Forward Funds
615 E. Michigan Street		since	Consultant and		(16 portfolios).
Milwaukee, WI 53202		February	former
		1997.	Executive Vice
President and
Chief Operating
Officer of ICI
Mutual
Insurance
Company (until
January 1997).

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Number of
		Term of		Portfolios
		Office		in Fund
		and	Principal	Complex
	Position	Length	Occupation	Overseen	Other
Name, Address	with the	of Time	During Past	by	Directorships
and Age	Trust	Served	Five Years	Trustees(2)	Held
George J. Rebhan	Trustee	Indefinite	Retired;	2	Trustee,
(age 74, dob 7/10/1934)		term	formerly		E*TRADE
615 E. Michigan Street		since	President,		Funds (6
Milwaukee, WI 53202		May	Hotchkis and		portfolios).
		2002.	Wiley Funds
(mutual funds)
(1985 to 1993).
George T. Wofford	Trustee	Indefinite	Retired;	2	None.
(age 69, dob 10/8/1939)		term	formerly
615 E. Michigan Street		since	Senior Vice
Milwaukee, WI 53202		February	President,
		1997.	Federal Home
Loan Bank of
San Francisco.
Interested Trustee
Joe D. Redwine	Interested	Indefinite	President, CEO,	2	None.
(age 61, dob 7/9/1947)	Trustee	term	U.S. Bancorp
615 E. Michigan Street		since	Fund Services,
Milwaukee, WI 53202		September	LLC since
		2008.	May 1991.

Term of
Office
and
	Position	Length
Name, Address	with the	of Time	Principal Occupation
and Age	Trust	Served	During Past Five Years
Officers
Joe D. Redwine	Chairman	Indefinite	President, CEO, U.S. Bancorp Fund Services,
(age 61, dob 7/9/1947)	and Chief	term	LLC since May 1991.
615 E. Michigan Street	Executive	since
Milwaukee, WI 53202	Officer	September
2007.
Douglas G. Hess	President	Indefinite	Vice President, Compliance and
(age 41, dob 7/19/1967)	and Principal	term	Administration, U.S. Bancorp Fund Services,
615 E. Michigan Street	Executive	since	LLC since March 1997.
Milwaukee, WI 53202	Officer	June 2003.

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Term of
Office
and
	Position	Length
Name, Address	with the	of Time	Principal Occupation
and Age	Trust	Served	During Past Five Years
Cheryl L. King	Treasurer	Indefinite	Assistant Vice President, Compliance and
(age 47, dob 8/27/1961)	and Principal	term	Administration, U.S. Bancorp Fund Services,
615 E. Michigan Street	Financial	since	LLC since October 1998.
Milwaukee, WI 53202	Officer	December
2007.
Robert M. Slotky	Vice	Indefinite	Senior Vice President, U.S. Bancorp Fund
(age 61, dob 6/17/1947)	President,	term	Services, LLC since July 2001; Senior Vice
2020 E. Financial Way	Chief	since	President, Investment Company
Glendora, CA 91741	Compliance	September	Administration, LLC (May 1997 to
	Officer,	2004.	July 2001).
AML Officer
Jeanine M. Bajczyk, Esq.	Secretary	Indefinite	Vice President and Counsel, U.S. Bancorp
(age 43, dob 4/16/1965)		term	Fund Services, LLC, since May 2006; Senior
615 E. Michigan Street		since	Counsel, Wells Fargo Funds Management,
Milwaukee, WI 53202		June 2007.	LLC, May 2005 to May 2006; Senior
Counsel, Strong Financial Corporation,
January 2002 to April 2005.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-888-482-3726 (888-HUBERCM).

Huber Funds

REPORT OF THE TRUST’S SPECIAL SHAREHOLDER MEETING (Unaudited)

A Special Meeting of Shareholders (the “Meeting”) took place on July 15, 2008, to elect two new Trustees to the Board and to approve the ratification of the prior appointment of one current Trustee of the Board.

All Trust shareholders of record, in the aggregate across all Funds of the Trust, at the close of business on May 22, 2008, were entitled to attend or submit proxies.  As of the record date, the Trust had 109,009,551.55 shares outstanding.  The results of the voting for each proposal were as follows:

Proposal No. 1.	Election of Two New Trustees

Nominee	For Votes	Votes Withheld
Michael D. LeRoy	67,690,566.1576	161,711.1704
Joe D. Redwine	67,386,892.1216	165,385.2064

Proposal No. 2.	Ratification of the Prior Appointment of One Current Trustee of the Board

Current Trustee	For Votes	Votes Withheld
George J. Rebhan	66,476,414.1932	1,075,863.1348

Effective September 1, 2008, the Board of Trustees of Advisors Series Trust consists of the following individuals:
Walter E. Auch,	George J. Rebhan,
Independent Trustee	Independent Trustee
James Clayburn LaForce,	Joe D. Redwine,
Independent Trustee	Interested Trustee
Donald E. O’Connor,	George T. Wofford,
Independent Trustee	Independent Trustee
Effective December 1, 2008, the Board of Trustees of Advisors Series Trust consists of the following individuals:
Walter E. Auch,	George J. Rebhan,
Independent Trustee	Independent Trustee
James Clayburn LaForce,	Joe D. Redwine,
Independent Trustee	Interested Trustee
Michael D. LeRoy,	George T. Wofford,
Independent Trustee	Independent Trustee
Donald E. O’Connor,
Independent Trustee
Effective January 1, 2009, the Board of Trustees of Advisors Series Trust consists of the following individuals:
Michael D. LeRoy,	Joe D. Redwine,
Independent Trustee	Interested Trustee
Donald E. O’Connor,	George T. Wofford,
Independent Trustee	Independent Trustee
George J. Rebhan,
Independent Trustee

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Investment Adviser
Huber Capital Management, LLC
10940 Wilshire Boulevard, Suite 925
Los Angeles, California 90024-3915

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, New York  10022-3205

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-888-482-3726 (888-HUBERCM)

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Huber Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call 1-888-482-3726 (888-HUBERCM).  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the business experience and financial literacy provided by each member of the audit committee collectively offers the registrant adequate oversight given the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2008	FYE 10/31/2007
Audit Fees	$31,000	$20,000
Audit-Related Fees	N/A	N/A
Tax Fees	$5,400	$5,200
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2008	FYE 10/31/2007
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2008	FYE 10/31/2007
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date  1/5/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date  1/5/09

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  1/5/09

* Print the name and title of each signing officer under his or her signature.